Tax - Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate [Abstract]
Computed income tax expense with PRC statutory tax rate	25.00%	25.00%	25.00%
Non-deductible items	0.17%	0.10%	0.08%
Additional deduction of qualified R&D expenditures	(12.38%)	(10.94%)	(13.80%)
Effect of tax holiday and preferential tax rate	(8.07%)	(9.95%)	(9.11%)
Changes in valuation allowance	0.93%	5.71%
Effect of income tax rate differences in jurisdictions other than the PRC	(0.15%)	(0.17%)	(0.15%)
Effective income tax rate	5.50%	9.75%	2.02%